Financial instruments - additional disclosures (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	$ (11,489)	$ (6,943)
Potential inflows in various currencies - from financial derivative assets	11,775	7,062
Not later than one month [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(4,329)	(2,029)
Potential inflows in various currencies - from financial derivative assets	4,311	2,029
Later than one month and not later than three months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(6,604)	(4,598)
Potential inflows in various currencies - from financial derivative assets	6,841	4,712
Later than three month and not later than twelve months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(556)	(316)
Potential inflows in various currencies - from financial derivative assets	$ 623	$ 321